Investments in Affiliates (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 03, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Loss on equity investments		$ (1,039)	$ (1,629)	$ (3,993)
CTTC
Schedule of Equity Method Investments [Line Items]
Amount invested					$ 4,300
Ownership interest percentage					49.00%
Payments for Advance to Affiliate	$ 400	$ 2,100	$ 2,100
Interest rate (as a percent)	2.00%	2.00%	2.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember	us-gaap:SecuredOvernightFinancingRateSofrMember	us-gaap:SecuredOvernightFinancingRateSofrMember
Amount of advances	$ 2,500
Loss on equity investments		$ 1,000	$ 1,600	$ 4,000